Performance Management - LORD ABBETT DEVELOPING GROWTH FUND INC	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Footnotes [Text Block]	* The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was 12.49%.
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +40.59% Worst Quarter 4th Q 2018 -23.96%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts

(“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - LORD ABBETT DEVELOPING GROWTH FUND INC			12 Months Ended	60 Months Ended	93 Months Ended	114 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Growth Index | Average Annual Return, Label [Optional Text]		Russell 2000® Growth Index
Russell 2000® Growth Index | Average Annual Return, Percent			15.15%	6.86%		7.58%	8.09%
Russell 2000® Growth Index | Performance Inception Date						Jun. 30, 2015
Russell 2000® Growth Index | Average Annual Return, Percent					8.72%
Russell 2000® Growth Index | Performance Inception Date					Apr. 04, 2017
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			25.02%	14.53%		13.68%	13.10%
S&P 500® Index | Performance Inception Date						Jun. 30, 2015
S&P 500® Index | Average Annual Return, Percent					14.47%
S&P 500® Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			14.89%	6.00%			7.89%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			14.88%	4.86%			5.91%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.82%	4.73%			5.94%
Class C Shares | Average Annual Return, Percent	[1]		20.04%	6.47%			7.71%
Class F Shares | Average Annual Return, Percent			22.12%	7.42%			8.69%
Class F3 Shares | Average Annual Return, Percent			22.34%	7.62%	12.23%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			22.21%	7.53%			8.80%
Class P Shares | Average Annual Return, Percent			21.71%	7.04%			8.39%
Class R2 Shares | Average Annual Return, Percent			21.49%	6.88%			8.14%
Class R3 Shares | Average Annual Return, Percent			21.61%	6.99%			8.26%
Class R4 Shares | Average Annual Return, Percent			21.87%	7.25%		7.91%
Class R4 Shares | Performance Inception Date						Jun. 30, 2015
Class R5 Shares | Average Annual Return, Percent			22.21%	7.53%		8.18%
Class R5 Shares | Performance Inception Date						Jun. 30, 2015
Class R6 Shares | Average Annual Return, Percent			22.34%	7.63%		8.30%
Class R6 Shares | Performance Inception Date						Jun. 30, 2015
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was
Bar Chart, Year to Date Return	12.49%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	40.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.96%)
Lowest Quarterly Return, Date	Dec. 31, 2018